INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Inventory write down	$ 1,714,000	$ 0
Inventory	20,093,018	20,676,253
Inventory [Member]
General and administrative expenses	5,191,000	7,140,000
Inventory	$ 2,083,000	$ 1,813,410